Operating Expenses - Additional Information (Details) - Selling and Distribution Expenses - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Selling and marketing expenses	€ 35.9	€ 37.8	€ 72.4	€ 72.3
Logistics expenses	€ 36.3	€ 35.1	€ 66.4	€ 66.2